Equity Method Investment (Details) $ in Thousands	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) Installment Vessel t	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Aug. 29, 2023 USD ($)
Transactions with Related Parties [Abstract]
Committed aggregate obligation	$ 2,750		$ 2,750
Equity method investment	$ 1,645		1,645	$ 0
Gain on equity method investment		$ 0	$ 2	$ 0
RFSea [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	27.50%
Number of chemical tankers under construction | Vessel	2
Dwt | t	6,600
Committed aggregate obligation					$ 4,125
Number of payment installments | Installment	3
Payment installment					$ 1,375
Number of payment installments remaining | Installment	2		2
Equity method investment	$ 1,645		$ 1,645
Gain on equity method investment			2
Net transaction costs	268
Maximum loss exposure	$ 4,125		$ 4,125